TAX ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Operating loss carryforward	$ 1,455	$ 361
Net deferred tax asset before valuation allowance	335	85
Valuation allowance	(335)	(85)
Net deferred tax asset	$ 0	$ 0